Investments - Movement of Investments in the Jointly-controlled Entities (Parenthetical) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
Disclosure of detailed information about investment property [abstract]
Dilution of shareholding interest	$ 50
The impairment of intangible concession assets	$ 736